Business And Significant Accounting Policies (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 02, 2016 USD ($)	Dec. 31, 2017 USD ($) Reportable_segment	Dec. 31, 2015 USD ($)
Number of reportable segments (in reportable segments) | Reportable_segment			2
Successor
Advertising expense	$ 9		$ 44
Predecessor
Advertising expense		$ 35		$ 44